Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note I - Income Taxes

The provision for income taxes consists of the following components:

	2014	2013	2012
Current tax expense	$3,637	$2,795	$2,968
Deferred tax (benefit) expense	(517)	144	(206)
Total income taxes	$3,120	$2,939	$2,762

The source of deferred tax assets and deferred tax liabilities at December 31:

	2014	2013
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,882	$2,139
Deferred compensation	2,008	1,847
Deferred loan fees/costs	288	290
Other real estate owned	370	403
Other	84	205
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(167)	(185)
FHLB stock dividends	(1,074)	(1,081)
Unrealized gain on securities available for sale	(495)	(128)
Prepaid expenses	(206)	(5)
Depreciation and amortization	(451)	(397)
Other	(2)	(1)
Net deferred tax asset	$3,237	$3,087

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 34% to income before taxes is as follows:

	2014	2013	2012
Statutory tax	$3,806	$3,757	$3,337
Effect of nontaxable interest	(418)	(322)	(302)
Effect of nontaxable insurance premiums	(142)	----	----
Income from bank owned insurance, net	(217)	(195)	(100)
Effect of postretirement benefits	238	----	----
Effect of nontaxable life insurance death proceeds	----	(154)	----
Effect of state income tax	73	76	53
Tax credits	(231)	(230)	(250)
Other items	11	7	24
Total income taxes	$3,120	$2,939	$2,762

At December 31, 2014 and December 31, 2013, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. As previously reported, the Internal Revenue Service has proposed that Loan Central, as a tax return preparer, be assessed a penalty for allegedly negotiating or endorsing checks issued by the U.S. Treasury to taxpayers.  The penalty would amount to approximately $1.2 million.  Loan Central appealed this matter within the Internal Revenue Service.   Loan Central was recently notified that the Appeals Office will not concede the penalty, and the penalty has been assessed.  The Company will have to resolve the matter through the judicial system.   Based on consultation with legal counsel, management remains confident that it is highly unlikely that the penalty recommendation will be sustained.  Therefore, the Company did not recognize any interest and/or penalties related to this matter for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2011.  The tax years 2011-2013 remain open to federal and state examinations.